Equity (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity
Net income attributable to CPA 16 Global stockholders	$ 3,158	$ (389)	$ 7,977	$ 7,320	$ 1,506	$ 22,763	$ (20,171)	$ 5,402	$ 18,066	$ 9,500	$ 32,007
Transfers from noncontrolling interest
Increase in CPA 16- Global 's additional paid-in-capital through the Merger										3,543
Change to net income attributable to CPA: 16- Global stockholders and transfers from noncontrolling interest									$ 18,066	$ 13,043	$ 32,007